                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21624

             Allianz Variable Insurance Products Fund of Funds Trust
               (Exact name of registrant as specified in charter)

               5701 Golden Hills Drive, Minneapolis, MN 55416-1297 (Address of principal executive offices) (Zip code)

      BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-624-0197

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANZ LIFE

AZL FUSION BALANCED FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

                                                                  FAIR
     SHARES                                                       VALUE
   ---------                                                  ------------
AFFILIATED INVESTMENT COMPANIES (99.8%):
     641,396   AZL AIM International Equity Fund              $ 10,480,416
   1,212,277   AZL Davis NY Venture Fund                        15,347,427
     375,683   AZL Franklin Small Cap Value Fund                 6,270,145
   1,207,195   AZL Jennison 20/20 Focus Fund                    15,826,331
   1,513,836   AZL Legg Mason Value Fund                        18,029,791
     405,468   AZL Neuberger Berman Regency                      3,730,302
               Fund
     289,402   AZL Oppenheimer Developing                        2,630,664
               Markets Fund
     319,020   AZL Oppenheimer International                     5,273,398
               Growth Fund
     760,461   AZL PIMCO Fundamental                             7,992,442
               IndexPLUS Total Return Fund
     961,128   AZL Salomon Brothers Large Cap                   10,668,516
               Growth Fund
     450,584   AZL Salomon Brothers Small Cap                    5,145,671
               Growth Fund
   1,381,443   AZL Van Kampen Comstock Fund                     15,637,933
     499,938   AZL Van Kampen Global Real Estate                 5,339,335
               Fund
     511,089   AZL Van Kampen Midcap Growth                      6,352,836
               Fund
     389,885   PIMCO PVIT Commodity Real                         4,429,097
               Return
   1,280,776   PIMCO PVIT Emerging Markets                      17,623,484
               Bond
   1,631,454   PIMCO PVIT Global Bond                           19,610,072
   1,826,426   PIMCO PVIT High Yield Fund                       14,940,168
   1,574,794   PIMCO PVIT Real Return Fund                      19,779,416
   4,384,178   PIMCO PVIT Total Return Fund                     44,718,617
     264,063   Premier VIT OpCap Mid Cap Fund                    3,836,837
                                                              ------------
TOTAL AFFILIATED INVESTMENT COMPANIES (COST $247,967,948)      253,662,898
                                                              ------------
TOTAL INVESTMENTS (COST $247,967,948) (a) - 99.8%              253,662,898
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                       424,574
                                                              ------------
NET ASSETS - 100.0%                                           $254,087,472
                                                              ============

----------
Percentages indicated are based on net assets of $254,087,472.

     (a) Cost for federal income tax purposes is $251,713,248. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 6,155,092
Unrealized depreciation        (4,205,442)
                              -----------
Net unrealized appreciation   $ 1,949,650
                              ===========


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE

AZL FUSION GROWTH FUND
Schedule of Portfolio Investments                            September 30, 2006
(Unaudited)

                                                                        FAIR
      SHARES                                                            VALUE
      ------                                                        ------------
AFFILIATED INVESTMENT COMPANIES (100.2%):
    2,156,745 AZL AIM International Equity Fund                     $ 35,241,207
    4,588,783 AZL Davis NY Venture Fund                               58,093,992
    1,635,109 AZL Franklin Small Cap Value Fund                       27,289,962
    5,467,172 AZL Jennison 20/20 Focus Fund                           71,674,625
    6,600,059 AZL Legg Mason Value Fund                               78,606,709
    2,182,913 AZL Neuberger Berman Regency                            20,082,800
              Fund
    2,198,260 AZL Oppenheimer Developing                              19,982,181
              Markets Fund
    1,284,108 AZL Oppenheimer International                           21,226,304
              Growth Fund
    2,154,610 AZL PIMCO Fundamental                                   22,644,955
              IndexPLUS Total Return Fund
    4,613,775 AZL Salomon Brothers Large Cap                          51,212,907
              Growth Fund
    2,297,538 AZL Salomon Brothers Small Cap                          26,237,887
              Growth Fund
    7,193,117 AZL Van Kampen Comstock Fund                            81,426,085
    2,860,210 AZL Van Kampen Global Real Estate                       30,547,047
               Fund
    2,141,059 AZL Van Kampen Midcap Growth                            26,613,363
              Fund
    2,356,627 PIMCO PVIT Commodity Real                               26,771,286
              Return
    2,153,993 PIMCO PVIT Emerging Markets                             29,638,937
              Bond
    2,396,739 PIMCO PVIT Global Bond                                  28,808,807
    1,178,223 PIMCO PVIT Real Return Fund                             14,798,487
    2,165,533 PIMCO PVIT Total Return Fund                            22,088,437
    1,411,702 Premier VIT OpCap Mid Cap Fund                          20,512,035
                                                                    ------------
TOTAL AFFILIATED INVESTMENT COMPANIES (COST $696,329,360)            713,498,013
                                                                    ------------
DEPOSIT ACCOUNT (0.1%):
      437,908 TNT Offshore Deposit Account                               437,908
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $437,908)                                    437,908
                                                                    ------------
TOTAL INVESTMENTS (COST $696,767,268)(a) - 100.3%                    713,935,921
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                        (1,847,062)
                                                                    ------------
NET ASSETS - 100.0%                                                 $712,088,859
                                                                    ============


----------
Percentages indicated are based on net assets of $712,088,859.

(a) Cost for federal income tax purposes is $708,656,547. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation                $ 21,659,652
Unrealized depreciation                (16,380,278)
                                       ------------
Net unrealized appreciation            $  5,279,374
                                       ============


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ LIFE

AZL FUSION MODERATE FUND
Schedule of Portfolio Investments                             September 30, 2006
(Unaudited)

                                                                        FAIR
    SHARES                                                              VALUE
    ------                                                          ------------
AFFILIATED INVESTMENT COMPANIES (100.1%):
     1,678,935 AZL AIM International Equity Fund                    $ 27,433,804
     3,130,418 AZL Davis NY Venture Fund                              39,631,086
       956,660 AZL Franklin Small Cap Value Fund                      15,966,660
     3,410,828 AZL Jennison 20/20 Focus Fund                          44,715,951
     4,219,274 AZL Legg Mason Value Fund                              50,251,550
     1,415,397 AZL Neuberger Berman Regency                           13,021,649
               Fund
     1,142,638 AZL Oppenheimer Developing                             10,386,583
               Markets Fund
       667,432 AZL Oppenheimer International                          11,032,647
               Growth Fund
     1,684,079 AZL PIMCO Fundamental                                  17,699,673
               IndexPLUS Total Return Fund
     3,065,223 AZL Salomon Brothers Large Cap                         34,023,980
               Growth Fund
     1,358,270 AZL Salomon Brothers Small Cap                         15,511,441
               Growth Fund
     4,080,761 AZL Van Kampen Comstock Fund                           46,194,214
     1,678,665 AZL Van Kampen Global Real Estate                      17,928,137
                Fund
     1,251,149 AZL Van Kampen Midcap Growth                           15,551,783
               Fund
     1,379,539 PIMCO PVIT Commodity Real                              15,671,559
               Return
     2,098,445 PIMCO PVIT Emerging Markets                            28,874,602
               Bond
     2,806,607 PIMCO PVIT Global Bond                                 33,735,411
     2,082,857 PIMCO PVIT High Yield Fund                             17,037,770
     2,296,187 PIMCO PVIT Real Return Fund                            28,840,106
     6,194,934 PIMCO PVIT Total Return Fund                           63,188,322
       915,015 Premier VIT OpCap Mid Cap Fund                         13,295,162
                                                                    ------------
TOTAL AFFILIATED INVESTMENT COMPANIES (COST $547,661,048)            559,992,090
                                                                    ------------
TOTAL INVESTMENTS (COST $547,661,048) (a) - 100.1%                   559,992,090
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                          (471,479)
                                                                    ------------
NET ASSETS - 100.0%                                                 $559,520,611
                                                                    ============

----------
Percentages indicated are based on net assets of $559,520,611.

(a) Cost for federal income tax purposes is $555,251,242. The gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation       $ 15,354,922
Unrealized depreciation        (10,614,074)
                              ------------
Net unrealized appreciation   $  4,740,848
                              ============


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

1.   ORGANIZATION

     Effective May, 1, 2006, the USAllianz Variable Insurance Products Fund of Funds Trust changed its name to Allianz Variable Insurance Products Fund of Funds Trust. Accordingly, each of the Funds changed their name from the prefix "USAZ" to the prefix "AZL".

     The Allianz Variable Insurance Products Fund of Funds Trust (the "Trust") was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of three separate investment portfolios , the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the "Funds"), each of which is a series of the Trust.

     The Funds are "Fund of Funds", which means that the Funds invest in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expects that risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments (the "Schedules"). The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

     SECURITY VALUATION

     Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees ("Trustees"). Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time).

     SECURITY TRANSACTIONS

     During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust


By (Signature and Title)* /s/ Troy A. Sheets
                          --------------------------------------
                          Troy A. Sheets
                          Treasurer

Date November 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Jeffrey Kletti
                          --------------------------------------
                          Jeffrey Kletti
                          President

Date November 27, 2006


By (Signature and Title)* /s/ Troy A. Sheets
                          --------------------------------------
                          Troy A. Sheets
                          Treasurer

Date November 27, 2006

* Print the name and title of each signing officer under his or her signature.